Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net earnings for the period	$ 12,041	$ 123,451
Current income tax expense (Note 28)	53,901	62,877
Deferred income tax recovery (Note 28)	(32,754)	(3,843)
Interest recovery (Note 23)	(678)	(1,179)
Depreciation and amortization (Note 11)	147,289	122,888
Impairment charges (reversals) (Note 12)	27,789	(61,554)
Accretion on closure and decommissioning provision (Note 17)	6,524	5,973
Unrealized foreign exchange losses (gains)	10,337	(383)
Gain on sale of mineral properties, plant and equipment	(7,973)	(191)
Project development write-down	0	1,898
Other operating activities (Note 25)	17,724	12,663
Changes in non-cash operating working capital (Note 25)	(4,261)	11,709
Operating cash flows before interest and income taxes	229,939	274,309
Interest paid	(1,684)	(2,367)
Interest received	1,944	1,462
Income taxes paid	(75,221)	(48,845)
Net cash generated from operating activities	154,978	224,559
Cash flow from investing activities
Payments for mineral properties, plant and equipment	(144,348)	(142,232)
Acquisition of mineral interests	(7,500)	(20,219)
Net purchase of short-term investments	(25,554)	(14,267)
Proceeds from sale of mineral properties, plant and equipment	15,781	1,674
Purchase of shares in associate (Note 13)	0	(2,473)
Net proceeds (payments) from commodity, diesel fuel swaps, and foreign currency contracts	2,449	(304)
Net cash used in investing activities	(159,172)	(177,821)
Cash flow from financing activities
Proceeds from issue of equity shares	1,081	2,606
Distributions to non-controlling interests	(2,020)	(1,052)
Dividends paid	(21,284)	(15,314)
Repayment of credit facility	0	(36,200)
(Repayment of) proceeds from short-term loans (Note 16)	(3,000)	3,000
Payment of equipment leases	(7,911)	(4,542)
Net cash used in financing activities	(33,134)	(51,502)
Effects of exchange rate changes on cash and cash equivalents	(115)	(164)
Net decrease in cash and cash equivalents	(37,443)	(4,928)
Cash and cash equivalents at the beginning of the year	175,953	180,881
Cash and cash equivalents at the end of the year	$ 138,510	$ 175,953